Investments (Mortgage Loans by Portfolio Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Company-held mortgage loans held-for-investment, net
Commercial mortgage loans	$ 6,497	$ 5,452
Percentage of loans receivable on commercial mortgage loans	69.90%	73.70%
Agricultural mortgage loans	$ 1,830	$ 1,481
Percentage of loans receivable on agricultural mortgage loans	19.70%	20.00%
Residential	$ 867	$ 335
Percentage Of Loans And Leases Receivable Consumer Mortgage To Mortgage Loans On Real Estate Commercial And Consumer Net	9.30%	4.50%
Subtotal	$ 9,194	$ 7,268
Percentage of loans receivable on subtotal	98.90%	98.20%
Valuation allowances	$ (40)	$ (36)	$ (25)	$ (35)
Percentage of loans receivable on valuation allowances	(0.40%)	(0.50%)
Subtotal mortgage loans, net	$ 9,154	$ 7,232
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	98.50%	97.70%
Percentage of loans receivable on commercial mortgage loans held by consolidated securitization entities - fair value option	1.50%	2.30%
Mortgage Loans on Real Estate	$ 9,290	$ 7,404
Percentage of total mortgage loans, net	100.00%	100.00%
Variable Interest Entity, Primary Beneficiary, Consolidated Securitization Entities
Company-held mortgage loans held-for-investment, net
Mortgage Loans on Real Estate	$ 136	$ 172